Real Estate and ACCUMULATED DEPRECIATION (Narratives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate, Federal Income Tax Basis	$ 824.3